Income Tax (Details Narrative) - KSix Media, Inc. and Subsidiaries [Member]	2 Months Ended
Dec. 31, 2014 USD ($)
Income tax benefits federal statutory rate	34.00%
Operating loss expiration year	2029
Minimum [Member]
Percentage of ownership change	50.00%
Federal and State [Member]
Operating loss carryovers net	$ 6,900